Loans (Recorded Investment In Nonaccrual Loans By Class Of Loans) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	$ 5,738,000	$ 6,356,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	420,000
Real Estate [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	1,453,000	2,195,000
Real Estate [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	1,070,000	1,243,000
Commercial Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	563,000	714,000
Single-family residential [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	479,000	113,000
Multi-family residential [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	1,701,000	2,082,000
Home equity lines of credit [Member] | Consumer [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	52,000
Home equity lines of credit [Member] | Consumer [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans		$ 9,000